Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant

The fair value of the share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2026

Risk-free interest rate	3.66% -3.68%
Expected volatility	82.15% -83.59%
Dividend yield	-
Expected term (in years)	10
Exercise price (in USD)	4.0

Schedule of Fair Value of the Share Options Granted

The fair value of the share options and warrants granted with an exercise price effectively zero, is in substance reflects grant of ordinary shares. As such, the fair value of such options and warrants equals to Company’s share price on the date of grant.

Expenses recognized in the condensed financial statements:

	Six months ended June 30,
	2026	2025

Research and development expenses	$173	$-
General and administrative expenses	124	-
Finance expense, net	185

Total	$482	$-